Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Financial Assets and Financial Liabilities [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	30 June 2024	30 June 2023
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	11,657,315	17,159,764
Total	11,657,315	17,159,764

Schedule of Trade and Other Receivables	Trade and other receivables
	30 June 2024	30 June 2023
	A$	A$
Current
Trade receivables[1]	607,436	46,949
Loss allowance	(16,233)	(27,920)
Accrued income – Australian R&D tax incentive refund[2]	768,370	398,391
Other income receivables – R&D grants[3]	28,000	-
Total	1,387,573	417,420
[1]	All trade receivables are non-interest bearing.
[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.
[3]	The group has recognized $28,000 of EMDG grant in other income receivable for the current financial year (2023:nil).

Schedule of Recurring Fair Value Measurements	Financial assets mandatorily measured at FVPL include the following:
		30 June 2024	30 June 2023
	Notes	A$	A$

Current
Ateria share options	8(c)(iii)	-	221,620
Ateria contingent consideration receivable	8(c)(iii)	-	1,612,414
		-	1,834,034
(i)	Recognized fair value measurements
Recurring fair value measurements	Notes	Level 2	Level 3	Total
		$	$	$
At 30 June 2024
Financial assets
Ateria share options		-	-	-
Ateria contingent consideration receivable		-	-	-
Total financial assets		-	-	-
Recurring fair value measurements	Notes	Level 2	Level 3	Total
At 30 June 2023		$	$	$
Financial assets
Ateria share options		221,620	-	221,620
Ateria contingent consideration receivable		-	1,612,414	1,612,414
Total financial assets		221,620	1,612,414	1,834,034

Schedule of Losses Were Recognised in Profit or Loss	During the year, the following losses were recognised in profit or loss:
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$
Fair value gains/(losses) to financial assets	(557,676)	(523,666)	-
Reconciliation	Level 2	Level 3	Total
	$	$	$
Financial assets
Balance at acquisition date	221,620	1,612,414	1,834,034
Fair value gains/(losses) to financial assets	(221,620)	(336,056)	(557,676)
Net foreign exchange gains	-	20,595	20,595
Share of loss from associates*	-	(101,603)	(101,603)
Issue of Ateria contingent shares*	-	(1,195,350)	(1,195,350)
Balance at 30 June 2024	-	-	-
*	Note: (refer to Note 10(b)).

Schedule of the Fair Value of the Share Options	As at 30 June 2023, the fair value of Ateria share options were determined using the following inputs:
Value date	Expiry date	Exercise price	No. of options	Share price at grant date	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option
2023-06-30	2023-07-31	£2.00	735,000	£1.85	100.00%	0.00%	4.18%	£0.1583

Schedule of Other Current Assets	Other current assets
	30 June 2024	30 June 2023
	A$	A$

Prepayments	96,841	158,151
Total	96,841	158,151

Schedule of Trade and Other Payables	Trade and other payables
	30 June 2024 A$	30 June 2023 A$
Current
Trade payables	648,851	790,919
Accrued expenses	1,445,451	394,026
Other payables	41,550	7,824
Total	2,135,852	1,192,769

Schedule of Deferred Income	Deferred income
	30 June 2024 A$	30 June 2023 A$
Current
Deferred grant income	-	698,195
Total	-	698,195